Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidating financial statements
Percentage of subsidiaries owned	100.00%
Current Assets:
Cash and Cash Equivalents	$ 125,933	$ 120,526	$ 243,415	$ 179,845
Restricted Cash	33,860	33,860
Accounts Receivable	604,265	616,797
Other Current Assets	153,661	162,424
Total Current Assets	917,719	933,607
Property, Plant and Equipment, Net	2,550,727	2,578,260
Other Assets, Net:
Goodwill	2,423,783	2,463,352
Other	678,113	677,786
Total Other Assets, Net	3,101,896	3,141,138
Total Assets	6,570,342	6,653,005	6,358,339
Liabilities and Equity
Current Portion of Long-term Debt	52,095	52,583
Total Other Current Liabilities	804,641	916,518
Long-term Debt, Net of Current Portion	4,611,436	4,119,139
Other Long-term Liabilities	232,215	513,031
Commitments and Contingencies (see Note 10)
Total Iron Mountain Incorporated Stockholders' Equity	856,355	1,041,238
Noncontrolling Interests	13,600	10,496
Total Equity	869,955	1,051,734	1,157,148	1,249,742
Total Liabilities and Equity	6,570,342	6,653,005
Eliminations
Current Assets:
Intercompany Receivable	(586,725)	(763,108)
Other Current Assets	(34)	(30)
Total Current Assets	(586,759)	(763,138)
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	(2,854,344)	(1,779,242)
Investment in Subsidiaries	(1,698,153)	(2,980,158)
Other		(114)
Total Other Assets, Net	(4,552,497)	(4,759,514)
Total Assets	(5,139,256)	(5,522,652)
Liabilities and Equity
Intercompany Payable	(586,725)	(763,108)
Current Portion of Long-term Debt	(34)	(30)
Long-term Notes Payable to Affiliates and Intercompany Payable	(2,854,344)	(1,779,242)
Other Long-term Liabilities		(114)
Commitments and Contingencies (see Note 10)
Total Iron Mountain Incorporated Stockholders' Equity	(1,698,153)	(2,980,158)
Total Equity	(1,698,153)	(2,980,158)
Total Liabilities and Equity	(5,139,256)	(5,522,652)
Parent | Reportable legal entities
Current Assets:
Cash and Cash Equivalents	2,399	1,243		3,428
Restricted Cash	33,860	33,860
Intercompany Receivable		761,501
Other Current Assets	153	1,120
Total Current Assets	36,412	797,724
Property, Plant and Equipment, Net	840	1,019
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	2,851,651	1,775,570
Investment in Subsidiaries	917,170	1,564,405
Other	31,108	38,862
Total Other Assets, Net	3,799,929	3,378,837
Total Assets	3,837,181	4,177,580
Liabilities and Equity
Intercompany Payable	505,083
Total Other Current Liabilities	60,097	125,705
Long-term Debt, Net of Current Portion	2,414,646	3,009,597
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	1,000
Other Long-term Liabilities		40
Commitments and Contingencies (see Note 10)
Total Iron Mountain Incorporated Stockholders' Equity	856,355	1,041,238
Total Equity	856,355	1,041,238
Total Liabilities and Equity	3,837,181	4,177,580
Guarantors | Reportable legal entities
Current Assets:
Cash and Cash Equivalents	4,713	10,366	13,472	10,750
Accounts Receivable	361,330	358,118
Intercompany Receivable	586,725
Other Current Assets	88,709	98,717
Total Current Assets	1,041,477	467,201
Property, Plant and Equipment, Net	1,580,337	1,569,248
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	245	1,000
Investment in Subsidiaries	656,877	1,313,835
Goodwill	1,611,957	1,638,534
Other	375,082	376,939
Total Other Assets, Net	2,644,161	3,330,308
Total Assets	5,265,975	5,366,757
Liabilities and Equity
Intercompany Payable		581,029
Current Portion of Long-term Debt	24,955	30,236
Total Other Current Liabilities	470,122	540,169
Long-term Debt, Net of Current Portion	908,431	508,382
Long-term Notes Payable to Affiliates and Intercompany Payable	2,851,384	1,772,144
Other Long-term Liabilities	115,789	388,645
Commitments and Contingencies (see Note 10)
Total Iron Mountain Incorporated Stockholders' Equity	895,294	1,546,152
Total Equity	895,294	1,546,152
Total Liabilities and Equity	5,265,975	5,366,757
Canada Company | Reportable legal entities
Current Assets:
Cash and Cash Equivalents	4,979	1,094	103,346	69,945
Accounts Receivable	37,137	38,928
Intercompany Receivable		1,607
Other Current Assets	2,925	5,995
Total Current Assets	45,041	47,624
Property, Plant and Equipment, Net	160,977	172,246
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	2,448	2,672
Investment in Subsidiaries	30,751	31,130
Goodwill	180,342	187,259
Other	26,672	11,257
Total Other Assets, Net	240,213	232,318
Total Assets	446,231	452,188
Liabilities and Equity
Intercompany Payable	3,564
Total Other Current Liabilities	35,142	29,513
Long-term Debt, Net of Current Portion	245,861	289,105
Other Long-term Liabilities	37,558	31,652
Commitments and Contingencies (see Note 10)
Total Iron Mountain Incorporated Stockholders' Equity	124,106	101,918
Total Equity	124,106	101,918
Total Liabilities and Equity	446,231	452,188
Non-Guarantors | Reportable legal entities
Current Assets:
Cash and Cash Equivalents	113,842	107,823	126,597	95,722
Accounts Receivable	205,798	219,751
Other Current Assets	61,908	56,622
Total Current Assets	381,548	384,196
Property, Plant and Equipment, Net	808,573	835,747
Other Assets, Net:
Investment in Subsidiaries	93,355	70,788
Goodwill	631,484	637,559
Other	245,251	250,842
Total Other Assets, Net	970,090	959,189
Total Assets	2,160,211	2,179,132
Liabilities and Equity
Intercompany Payable	78,078	182,079
Current Portion of Long-term Debt	27,174	22,377
Total Other Current Liabilities	239,280	221,131
Long-term Debt, Net of Current Portion	1,042,498	312,055
Long-term Notes Payable to Affiliates and Intercompany Payable	1,960	6,098
Other Long-term Liabilities	78,868	92,808
Commitments and Contingencies (see Note 10)
Total Iron Mountain Incorporated Stockholders' Equity	678,753	1,332,088
Noncontrolling Interests	13,600	10,496
Total Equity	692,353	1,342,584
Total Liabilities and Equity	$ 2,160,211	$ 2,179,132